Long-Term Debt - Schedule of Long-Term Debt (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Long-term debt total	$ 9,053,512	$ 9,281,525	$ 1,711,681
Less: current portion	(963,450)	(1,010,570)	(90,580)
Long-term debt	8,090,062	8,270,955	1,621,101
Employee Benefits, Solutions, LLC, and US Benefits Alliance [Member]
Long-term debt total	556,609	595,797	711,974
Southwestern Montana Financial Center, Inc. [Member]
Long-term debt total	1,002,808	1,066,815
Fortman Insurance Agency, LLC [Member]
Long-term debt total	2,522,841	2,593,707
Altruis Benefits Consulting, LLC [Member]
Long-term debt total	4,071,444	4,062,032
Senior Secured Amortizing Credit Facility [Member]
Long-term debt total	$ 899,810	$ 963,174	$ 999,707